Benefit Plans 1 (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		$ 2,577.4	$ 2,553.5
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(782.6)	(830.9)
AEP Texas Inc. [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		56.3	114.8
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(104.0)	(63.4)
Appalachian Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		188.1	190.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(58.6)	(74.7)
Indiana Michigan Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		193.0	179.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(87.8)	(88.5)
Ohio Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		441.0	406.5
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(43.8)	(46.2)
Public Service Co Of Oklahoma [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		7.1	8.7
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(32.5)	(22.5)
Southwestern Electric Power Co [Member]
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		111.2	109.9
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		$ (51.4)	$ (19.9)
Pension Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.85%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.85%	4.80%	4.75%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 5,215.8	$ 5,085.8
Service Cost		97.6	96.5	$ 85.8
Interest Cost		187.8	203.1	211.6
Actuarial (Gain) Loss		(306.3)	182.4
Benefit Payments		(384.6)	(352.0)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		4,810.3	5,215.8	5,085.8
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		5,174.1	4,827.3
Actual Gain (Loss) on Plan Assets		(104.9)	600.0
Company Contributions	[3]	11.3	98.8
Participant Contributions		0.0	0.0
Benefit Payments		(384.6)	(352.0)
Fair Value of Plan Assets as of December 31		4,695.9	5,174.1	$ 4,827.3
Funded (Underfunded) Status as of December 31		(114.4)	(41.7)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	36.3
Other Current Liabilities - Accrued Short-term Benefit Liability		(5.7)	(6.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(108.7)	(71.8)
Funded (Underfunded) Status		(114.4)	(41.7)
Components
Net Actuarial Loss		1,355.2	1,354.2
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		88.8	(132.8)
Amortization of Actuarial Gain (Loss)		(87.8)	(82.8)
Amortization of Prior Service Credit (Cost)		0.0	(1.0)
Change for the Year		$ 1.0	$ (216.6)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.80%
Company Contributions	[3]	$ 11.3	$ 98.8
Pension Plans [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	11.6
Pension Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1,267.9	1,271.3
Pension Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		18.4	17.4
Pension Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 68.9	$ 53.9
Pension Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.95%	4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.95%	4.90%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 441.3	$ 421.7
Service Cost		9.2	8.6	$ 7.5
Interest Cost		16.0	17.1	17.8
Actuarial (Gain) Loss		(20.9)	25.6
Benefit Payments		(36.3)	(31.7)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		409.3	441.3	421.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		455.9	416.6
Actual Gain (Loss) on Plan Assets		(9.3)	61.8
Company Contributions		0.4	9.2
Participant Contributions		0.0	0.0
Benefit Payments		(36.3)	(31.7)
Fair Value of Plan Assets as of December 31		410.7	455.9	$ 416.6
Funded (Underfunded) Status as of December 31		1.4	14.6
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		5.2	18.6
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.4)	(0.4)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(3.4)	(3.6)
Funded (Underfunded) Status		1.4	14.6
Components
Net Actuarial Loss		182.0	175.2
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		14.0	(11.1)
Amortization of Actuarial Gain (Loss)		(7.2)	(7.0)
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ 6.8	$ (18.1)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.95%	4.90%
Company Contributions		$ 0.4	$ 9.2
Pension Plans [Member] | AEP Texas Inc. [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	2.0
Pension Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		168.2	161.4
Pension Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.9	2.9
Pension Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 10.9	$ 8.9
Pension Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.75%	4.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.75%	4.60%	4.55%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 665.0	$ 654.0
Service Cost		9.3	9.4	$ 8.1
Interest Cost		23.5	25.7	27.2
Actuarial (Gain) Loss		(49.2)	15.7
Benefit Payments		(45.5)	(39.8)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		603.1	665.0	654.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		651.7	606.4
Actual Gain (Loss) on Plan Assets		(12.9)	74.9
Company Contributions		0.0	10.2
Participant Contributions		0.0	0.0
Benefit Payments		(45.5)	(39.8)
Fair Value of Plan Assets as of December 31		593.3	651.7	$ 606.4
Funded (Underfunded) Status as of December 31		(9.8)	(13.3)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(9.8)	(13.3)
Funded (Underfunded) Status		(9.8)	(13.3)
Components
Net Actuarial Loss		172.2	182.5
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		0.3	(23.3)
Amortization of Actuarial Gain (Loss)		(10.6)	(10.4)
Amortization of Prior Service Credit (Cost)		0.0	(0.2)
Change for the Year		$ (10.3)	$ (33.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.75%	4.60%
Company Contributions		$ 0.0	$ 10.2
Pension Plans [Member] | Appalachian Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	0.4
Pension Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		169.6	179.9
Pension Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.5	0.5
Pension Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 2.1	$ 1.7
Pension Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.90%	4.85%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.90%	4.85%	4.80%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 624.3	$ 611.6
Service Cost		13.6	14.0	$ 12.2
Interest Cost		22.1	24.3	25.3
Actuarial (Gain) Loss		(53.9)	10.8
Benefit Payments		(39.1)	(36.4)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		567.0	624.3	611.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		636.7	586.1
Actual Gain (Loss) on Plan Assets		(13.8)	74.0
Company Contributions		0.0	13.0
Participant Contributions		0.0	0.0
Benefit Payments		(39.1)	(36.4)
Fair Value of Plan Assets as of December 31		583.8	636.7	$ 586.1
Funded (Underfunded) Status as of December 31		16.8	12.4
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		18.0	13.4
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(1.2)	(1.0)
Funded (Underfunded) Status		16.8	12.4
Components
Net Actuarial Loss		80.6	94.9
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(4.5)	(28.6)
Amortization of Actuarial Gain (Loss)		(9.8)	(9.7)
Amortization of Prior Service Credit (Cost)		0.0	(0.2)
Change for the Year		$ (14.3)	$ (38.5)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.85%
Company Contributions		$ 0.0	$ 13.0
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	0.4
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		78.4	91.8
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.5	0.7
Pension Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 1.7	$ 2.0
Pension Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	5.00%	4.95%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	5.00%	4.95%	4.85%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 501.1	$ 492.9
Service Cost		7.7	7.5	$ 6.5
Interest Cost		17.7	19.4	20.6
Actuarial (Gain) Loss		(36.6)	13.1
Benefit Payments		(36.0)	(31.8)
Participant Contributions		0.0	0.0
Medicare Subsidy		0.0	0.0
Benefit Obligation as of December 31		453.9	501.1	492.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		509.1	473.8
Actual Gain (Loss) on Plan Assets		(7.0)	58.9
Company Contributions		0.0	8.2
Participant Contributions		0.0	0.0
Benefit Payments		(36.0)	(31.8)
Fair Value of Plan Assets as of December 31		466.1	509.1	$ 473.8
Funded (Underfunded) Status as of December 31		12.2	8.0
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		12.6	8.4
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(0.4)	(0.4)
Funded (Underfunded) Status		12.2	8.0
Components
Net Actuarial Loss		180.7	189.6
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		(0.9)	(18.0)
Amortization of Actuarial Gain (Loss)		(8.0)	(7.8)
Amortization of Prior Service Credit (Cost)		0.0	(0.1)
Change for the Year		$ (8.9)	$ (25.9)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	5.00%	4.95%
Company Contributions		$ 0.0	$ 8.2
Pension Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 180.7	$ 189.6
Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.90%	4.90%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.90%	4.90%	4.90%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 276.6	$ 266.7
Service Cost		7.0	6.4	$ 6.2
Interest Cost		9.9	10.7	11.2
Actuarial (Gain) Loss		(18.9)	10.1
Benefit Payments		(20.8)	(17.3)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		253.8	276.6	266.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		287.8	266.0
Actual Gain (Loss) on Plan Assets		(5.9)	33.6
Company Contributions		0.1	5.5
Participant Contributions		0.0	0.0
Benefit Payments		(20.8)	(17.3)
Fair Value of Plan Assets as of December 31		261.2	287.8	$ 266.0
Funded (Underfunded) Status as of December 31		7.4	11.2
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		9.7	13.9
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.2)
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		(2.1)	(2.5)
Funded (Underfunded) Status		7.4	11.2
Components
Net Actuarial Loss		77.6	78.8
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		3.2	(7.9)
Amortization of Actuarial Gain (Loss)		(4.4)	(4.3)
Amortization of Prior Service Credit (Cost)		0.0	0.0
Change for the Year		$ (1.2)	$ (12.2)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.90%	4.90%
Company Contributions		$ 0.1	$ 5.5
Pension Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 77.6	$ 78.8
Pension Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.65%
Interest Crediting Rate		4.00%	4.00%
Rate of Compensation Increase	[1]	4.85%	4.80%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.65%	4.05%	4.30%
Interest Crediting Rate		4.00%	4.00%	4.00%
Expected Return on Plan Assets		6.00%	6.00%	6.00%
Rate of Compensation Increase	[2]	4.85%	4.80%	4.75%
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 314.6	$ 296.6
Service Cost		9.3	8.7	$ 8.1
Interest Cost		11.3	12.3	12.4
Actuarial (Gain) Loss		(19.2)	16.3
Benefit Payments		(24.6)	(19.3)
Participant Contributions		0.0	0.0
Benefit Obligation as of December 31		291.4	314.6	296.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		311.7	287.3
Actual Gain (Loss) on Plan Assets		(7.3)	34.6
Company Contributions		1.2	9.1
Participant Contributions		0.0	0.0
Benefit Payments		(24.6)	(19.3)
Fair Value of Plan Assets as of December 31		281.0	311.7	$ 287.3
Funded (Underfunded) Status as of December 31		(10.4)	(2.9)
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		0.0	0.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(0.2)	(0.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(10.2)	(2.7)
Funded (Underfunded) Status		(10.4)	(2.9)
Components
Net Actuarial Loss		97.4	97.4
Prior Service Cost (Credit)		0.0	0.0
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		5.5	(1.5)
Amortization of Actuarial Gain (Loss)		(5.5)	(4.9)
Amortization of Prior Service Credit (Cost)		0.0	(0.1)
Change for the Year		$ 0.0	$ (6.5)
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase	[1]	4.85%	4.80%
Company Contributions		$ 1.2	$ 9.1
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		97.4	97.4
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.0	0.0
Pension Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.0	0.0
Pension Plans [Member] | Minimum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Minimum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		3.50%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		3.50%
Pension Plans [Member] | Maximum [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Pension Plans [Member] | Maximum [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Rate of Compensation Increase		12.00%
Benefit Plans (Textuals) [Abstract]
Rate of Compensation Increase		12.00%
Qualified Pension Plans [Member]
Change in Fair Value of Plan Assets
Company Contributions		$ 0.0	93.0
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	93.0
Nonqualified Pension Plans [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		78.0
Benefit Obligation as of December 31			78.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Company Contributions		11.0	6.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Benefit Plans (Textuals) [Abstract]
Company Contributions		11.0	6.0
Nonqualified Pension Plans [Member] | AEP Texas Inc. [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		4.0
Benefit Obligation as of December 31		3.8	4.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Appalachian Power Co [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Indiana Michigan Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		1.0
Benefit Obligation as of December 31		1.2	1.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Ohio Power Co [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		0.4
Benefit Obligation as of December 31		0.4	0.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Public Service Co Of Oklahoma [Member]
Change in Benefit Obligation
Benefit Obligation as of January 1		2.7
Benefit Obligation as of December 31		2.3	2.7
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		0.0	0.0
Nonqualified Pension Plans [Member] | Southwestern Electric Power Co [Member]
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		0.0
Fair Value of Plan Assets as of December 31		$ 0.0	$ 0.0
Other Postretirement Benefit Plans [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 1,332.0	$ 1,447.4
Service Cost		11.6	11.2	$ 10.2
Interest Cost		47.4	59.3	60.9
Actuarial (Gain) Loss		(100.1)	(97.5)
Benefit Payments		(133.6)	(128.6)
Participant Contributions		36.5	39.5
Medicare Subsidy		0.7	0.7
Benefit Obligation as of December 31		1,194.5	1,332.0	1,447.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		1,732.5	1,545.9
Actual Gain (Loss) on Plan Assets		(118.3)	271.6
Company Contributions	[3]	17.1	4.1
Participant Contributions		36.5	39.5
Benefit Payments		(133.6)	(128.6)
Fair Value of Plan Assets as of December 31		1,534.2	1,732.5	$ 1,545.9
Funded (Underfunded) Status as of December 31		339.7	400.5
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		392.2	463.0
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.8)	(3.2)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(49.7)	(59.3)
Funded (Underfunded) Status		339.7	400.5
Components
Net Actuarial Loss		419.8	309.9
Prior Service Cost (Credit)		(347.2)	(416.3)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		120.4	(267.8)
Amortization of Actuarial Gain (Loss)		(10.5)	(36.7)
Amortization of Prior Service Credit (Cost)		69.1	69.1
Change for the Year		179.0	(235.4)
Benefit Plans (Textuals) [Abstract]
Company Contributions	[3]	17.1	4.1
Other Postretirement Benefit Plans [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	(3.4)
Other Postretirement Benefit Plans [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		52.5	(82.4)
Other Postretirement Benefit Plans [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		4.2	(5.0)
Other Postretirement Benefit Plans [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 15.9	$ (15.6)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 107.1	$ 120.4
Service Cost		0.9	0.9	$ 0.7
Interest Cost		3.8	4.9	5.1
Actuarial (Gain) Loss		(8.3)	(11.9)
Benefit Payments		(10.7)	(10.8)
Participant Contributions		3.1	3.6
Benefit Obligation as of December 31		95.9	107.1	120.4
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		147.3	134.1
Actual Gain (Loss) on Plan Assets		(14.6)	20.4
Company Contributions		4.8	0.0
Participant Contributions		3.1	3.6
Benefit Payments		(10.7)	(10.8)
Fair Value of Plan Assets as of December 31		129.9	147.3	$ 134.1
Funded (Underfunded) Status as of December 31		34.0	40.2
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		34.0	40.2
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		34.0	40.2
Components
Net Actuarial Loss		38.0	23.9
Prior Service Cost (Credit)		(29.5)	(35.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		14.9	(23.6)
Amortization of Actuarial Gain (Loss)		(0.8)	(3.2)
Amortization of Prior Service Credit (Cost)		5.9	5.8
Change for the Year		20.0	(21.0)
Benefit Plans (Textuals) [Abstract]
Company Contributions		4.8	0.0
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	(0.2)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		8.7	(10.2)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.0	(0.3)
Other Postretirement Benefit Plans [Member] | AEP Texas Inc. [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ (0.2)	$ (0.8)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 236.5	$ 255.6
Service Cost		1.1	1.1	$ 1.0
Interest Cost		8.2	10.6	10.8
Actuarial (Gain) Loss		(21.9)	(13.4)
Benefit Payments		(24.7)	(24.3)
Participant Contributions		6.1	6.7
Medicare Subsidy		0.2	0.2
Benefit Obligation as of December 31		205.5	236.5	255.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		273.4	246.9
Actual Gain (Loss) on Plan Assets		(18.7)	41.6
Company Contributions		2.3	2.5
Participant Contributions		6.1	6.7
Benefit Payments		(24.7)	(24.3)
Fair Value of Plan Assets as of December 31		238.4	273.4	$ 246.9
Funded (Underfunded) Status as of December 31		32.9	36.9
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		62.3	74.6
Other Current Liabilities - Accrued Short-term Benefit Liability		(2.1)	(2.5)
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		(27.3)	(35.2)
Funded (Underfunded) Status		32.9	36.9
Components
Net Actuarial Loss		58.9	48.0
Prior Service Cost (Credit)		(50.4)	(60.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		12.8	(38.6)
Amortization of Actuarial Gain (Loss)		(1.9)	(6.3)
Amortization of Prior Service Credit (Cost)		10.0	10.1
Change for the Year		20.9	(34.8)
Benefit Plans (Textuals) [Abstract]
Company Contributions		2.3	2.5
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	(0.2)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		2.6	(11.1)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		1.2	(0.3)
Other Postretirement Benefit Plans [Member] | Appalachian Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 4.7	$ (0.8)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 153.5	$ 167.6
Service Cost		1.6	1.6	$ 1.5
Interest Cost		5.4	6.9	7.0
Actuarial (Gain) Loss		(10.6)	(12.0)
Benefit Payments		(16.2)	(15.6)
Participant Contributions		4.5	4.9
Medicare Subsidy		0.1	0.1
Benefit Obligation as of December 31		138.3	153.5	167.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		211.1	186.6
Actual Gain (Loss) on Plan Assets		(12.1)	35.2
Company Contributions		0.0	0.0
Participant Contributions		4.5	4.9
Benefit Payments		(16.2)	(15.6)
Fair Value of Plan Assets as of December 31		187.3	211.1	$ 186.6
Funded (Underfunded) Status as of December 31		49.0	57.6
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		49.0	57.6
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		49.0	57.6
Components
Net Actuarial Loss		54.7	42.0
Prior Service Cost (Credit)		(47.4)	(56.9)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		13.9	(34.9)
Amortization of Actuarial Gain (Loss)		(1.2)	(4.4)
Amortization of Prior Service Credit (Cost)		9.5	9.4
Change for the Year		22.2	(29.9)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	(0.1)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		6.5	(14.0)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.2	(0.2)
Other Postretirement Benefit Plans [Member] | Indiana Michigan Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.6	$ (0.6)
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 144.3	$ 164.0
Service Cost		0.9	0.9	$ 0.8
Interest Cost		5.1	6.7	7.0
Actuarial (Gain) Loss		(9.4)	(16.6)
Benefit Payments		(15.8)	(15.5)
Participant Contributions		4.3	4.7
Medicare Subsidy		0.1	0.1
Benefit Obligation as of December 31		129.5	144.3	164.0
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		198.5	182.6
Actual Gain (Loss) on Plan Assets		(11.6)	26.7
Company Contributions		0.0	0.0
Participant Contributions		4.3	4.7
Benefit Payments		(15.8)	(15.5)
Fair Value of Plan Assets as of December 31		175.4	198.5	$ 182.6
Funded (Underfunded) Status as of December 31		45.9	54.2
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		45.9	54.2
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		45.9	54.2
Components
Net Actuarial Loss		35.5	22.6
Prior Service Cost (Credit)		(34.7)	(41.6)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		14.0	(31.3)
Amortization of Actuarial Gain (Loss)		(1.1)	(4.3)
Amortization of Prior Service Credit (Cost)		6.9	6.9
Change for the Year		19.8	(28.7)
Benefit Plans (Textuals) [Abstract]
Company Contributions		0.0	0.0
Other Postretirement Benefit Plans [Member] | Ohio Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 0.8	$ (19.0)
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 69.4	$ 77.6
Service Cost		0.7	0.7	$ 0.6
Interest Cost		2.5	3.2	3.3
Actuarial (Gain) Loss		(5.6)	(7.5)
Benefit Payments		(6.7)	(6.9)
Participant Contributions		2.0	2.3
Benefit Obligation as of December 31		62.3	69.4	77.6
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		95.5	86.4
Actual Gain (Loss) on Plan Assets		(9.2)	13.7
Company Contributions		2.7	0.0
Participant Contributions		2.0	2.3
Benefit Payments		(6.7)	(6.9)
Fair Value of Plan Assets as of December 31		84.3	95.5	$ 86.4
Funded (Underfunded) Status as of December 31		22.0	26.1
Benefit Amounts Recognized on the Balance Sheets
Employee Benefits and Pension Assets - Prepaid Benefit Costs		22.0	26.1
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Deferred Credits and Other Noncurrent Liabilities - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		22.0	26.1
Components
Net Actuarial Loss		28.3	19.8
Prior Service Cost (Credit)		(21.6)	(25.9)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		9.0	(15.5)
Amortization of Actuarial Gain (Loss)		(0.5)	(2.0)
Amortization of Prior Service Credit (Cost)		4.3	4.3
Change for the Year		12.8	(13.2)
Benefit Plans (Textuals) [Abstract]
Company Contributions		2.7	0.0
Other Postretirement Benefit Plans [Member] | Public Service Co Of Oklahoma [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 6.7	$ (6.1)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member]
Actuarial Assumptions for Benefit Obligations
Discount Rate		4.30%	3.60%
Actuarial Assumptions for Net Periodic Benefit Costs
Discount Rate		3.60%	4.10%	4.30%
Expected Return on Plan Assets		6.00%	6.75%	7.00%
Health Care Trend Rates
Initial		6.25%	6.50%
Ultimate		5.00%	5.00%
Year Ultimate Reached		2024	2024
Change in Benefit Obligation
Benefit Obligation as of January 1		$ 80.3	$ 86.9
Service Cost		0.9	0.9	$ 0.8
Interest Cost		2.8	3.6	3.6
Actuarial (Gain) Loss		(5.9)	(6.2)
Benefit Payments		(7.7)	(7.4)
Participant Contributions		2.3	2.5
Benefit Obligation as of December 31		72.7	80.3	86.9
Change in Fair Value of Plan Assets
Fair Value of Plan Assets as of January 1		110.4	96.8
Actual Gain (Loss) on Plan Assets		(9.2)	18.5
Company Contributions		2.7	0.0
Participant Contributions		2.3	2.5
Benefit Payments		(7.7)	(7.4)
Fair Value of Plan Assets as of December 31		98.5	110.4	$ 96.8
Funded (Underfunded) Status as of December 31		25.8	30.1
Benefit Amounts Recognized on the Balance Sheets
Deferred Charges and Other Noncurrent Assets - Prepaid Benefit Costs		25.8	30.1
Other Current Liabilities - Accrued Short-term Benefit Liability		0.0	0.0
Employee Benefits and Pension Obligations - Accrued Long-term Benefit Liability		0.0	0.0
Funded (Underfunded) Status		25.8	30.1
Components
Net Actuarial Loss		33.9	24.7
Prior Service Cost (Credit)		(26.2)	(31.4)
Components of Change in Amounts Included in AOCI and Regulatory Assets
Actuarial (Gain) Loss During the Year		9.8	(18.4)
Amortization of Actuarial Gain (Loss)		(0.6)	(2.3)
Amortization of Prior Service Credit (Cost)		5.2	5.2
Change for the Year		14.4	(15.5)
Benefit Plans (Textuals) [Abstract]
Company Contributions		2.7	0.0
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Income Tax Expense [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets	[4]	0.0	(0.4)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Regulatory Assets [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		4.9	(3.7)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Deferred Income Taxes [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		0.7	(0.6)
Other Postretirement Benefit Plans [Member] | Southwestern Electric Power Co [Member] | Net of Tax AOCI [Member]
Recorded as
Total of Amounts Included in AOCI, Income Tax Expense and Regulatory Assets		$ 2.1	$ (2.0)

[1]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[2]	Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.
[3]	Contributions to the qualified pension plan were $0 and $93 million for the years ended December 31, 2018 and 2017, respectively. Contributions to the nonqualified pension plans were $11 million and $6 million for the years ended December 31, 2018 and 2017, respectively.
[4]	Amounts relate to the re-measurement of Deferred Income Taxes as a result of Tax Reform. In accordance with the accounting guidance for “Income Taxes”, re-measurement of Deferred Income Taxes related to AOCI must flow through the statement of income.